INCOME AND MINING TAXES - Components of Net Deferred Income and Mining Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	$ 827,341	$ 819,562	$ 802,114
Mining Properties
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	1,089,751	1,046,218
Net capital loss carry forwards
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	(97,946)	(80,227)
Mining taxes
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	(75,238)	(76,344)
Reclamation provisions and other labilities
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	$ (89,226)	$ (70,085)